Post-Retirement Obligation - Disclosure Of Consolidated Actuarial Information (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of defined benefit plans [line items]
Net liabilities in the statement of financial position	R$ 4,186	R$ 4,242	R$ 3,253	R$ 2,631
Pension plans and retirement supplement plans [member]
Disclosure of defined benefit plans [line items]
Fair value of plan assets	(8,546)	(8,128)	(6,703)	(8,051)
Health plan [member]
Disclosure of defined benefit plans [line items]
Net liabilities in the statement of financial position	1,809	1,711	1,323	1,120
Dental plan [member]
Disclosure of defined benefit plans [line items]
Net liabilities in the statement of financial position	38	38	R$ 30	R$ 33
Actuarial assumptions [Member]
Disclosure of defined benefit plans [line items]
Present value of funded obligations	12,663	12,306
Fair value of plan assets	(8,546)	(8,128)
Net liabilities in the statement of financial position	4,186	4,242
Actuarial assumptions [Member] | Initial net liabilities [member]
Disclosure of defined benefit plans [line items]
Net liabilities in the statement of financial position	4,117	4,178
Actuarial assumptions [Member] | Adjustment to asset ceiling [member]
Disclosure of defined benefit plans [line items]
Net liabilities in the statement of financial position	69	64
Actuarial assumptions [Member] | Pension plans and retirement supplement plans [member]
Disclosure of defined benefit plans [line items]
Present value of funded obligations	10,545	9,743
Fair value of plan assets	(8,546)	(8,128)
Net liabilities in the statement of financial position	2,068	1,679
Actuarial assumptions [Member] | Pension plans and retirement supplement plans [member] | Initial net liabilities [member]
Disclosure of defined benefit plans [line items]
Net liabilities in the statement of financial position	1,999	1,615
Actuarial assumptions [Member] | Pension plans and retirement supplement plans [member] | Adjustment to asset ceiling [member]
Disclosure of defined benefit plans [line items]
Net liabilities in the statement of financial position	69	64
Actuarial assumptions [Member] | Health plan [member]
Disclosure of defined benefit plans [line items]
Present value of funded obligations	1,809	1,711
Net liabilities in the statement of financial position	1,809	1,711
Actuarial assumptions [Member] | Health plan [member] | Initial net liabilities [member]
Disclosure of defined benefit plans [line items]
Net liabilities in the statement of financial position	1,809	1,711
Actuarial assumptions [Member] | Dental plan [member]
Disclosure of defined benefit plans [line items]
Present value of funded obligations	39	38
Net liabilities in the statement of financial position	39	38
Actuarial assumptions [Member] | Dental plan [member] | Initial net liabilities [member]
Disclosure of defined benefit plans [line items]
Net liabilities in the statement of financial position	39	38
Actuarial assumptions [Member] | Life insurance [member]
Disclosure of defined benefit plans [line items]
Present value of funded obligations	270	814
Net liabilities in the statement of financial position	270	814
Actuarial assumptions [Member] | Life insurance [member] | Initial net liabilities [member]
Disclosure of defined benefit plans [line items]
Net liabilities in the statement of financial position	R$ 270	R$ 814